Loan Payables (Details) - Schedule of small business administration - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Debt Instrument [Line Items]
Total SBA loan payables	$ 2,624,329	$ 2,649,700
Maison Monrovia [Member]
Debt Instrument [Line Items]
SBA loan payables due date	Jun. 15, 2050
Total SBA loan payables	$ 148,574	149,900
Maison San Gabriel [Member]
Debt Instrument [Line Items]
SBA loan payables due date	Jun. 15, 2050
Total SBA loan payables	$ 1,980,725	1,999,900
Maison El Monte [Member]
Debt Instrument [Line Items]
SBA loan payables due date	Jun. 15, 2050
Total SBA loan payables	$ 495,030	$ 499,900